Niagara Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES - 33.4%
Partnerships
Consumer Lending
HFSA LLC (c)	7,925	1/5/2024	$7,925,000	$8,153,993	13.5%
Legal Finance
EAJF Leveraged Feeder LP (b)(c)		3/1/2024	5,400,000	5,572,638	9.3
Real Estate Debt
Oak Institutional Credit Solutions (b)(c)		3/5/2024	2,500,000	2,539,815	4.2
Specialty Finance
Revere Specialty Finance Fund LP (b)(c)		3/1/2024	500,000	520,024	0.8
Trade Receivables Finance
ACM Factor Fund Class B (b)(c)		1/5/2024	15,000	15,212	0
Total Investment in Partnerships			16,340,000	16,801,682	27.8

Non-Listed Business Development Companies (BDCs)
Direct Lending BDCs
Monroe Income Plus Corp (c)	126,953	3/8/2024	1,300,000	1,337,651	2.2
Nuveen Churchhill Private Capital Income Fund - Class I (c)	80,808	2/29/2024	2,000,000	2,026,768	3.4
Total Investment in Non-Listed BDCs			3,300,000	3,364,419	5.6

Total Investment in Private Investment Vehicles				20,166,101	33.4

INVESTMENTS IN CREDIT FACILITIES - 41.4%
Senior Secured Debt
Consumer Lending
Revere BC, 21.34%, SOFR+16.00%, 11/26/2025 (a)(d)(e)(f)		2/23/2024	1,500,000	1,529,058	2.5
Diversified Alternative Credit
IVY Battery, LLC, 12.25%, 04/18/2025 (a)		2/22/2024	4,600,000	4,670,164	7.8
Specialty Finance
Coromandel LS LLC - Funding Account, 13.34%, SOFR+8.00%, 03/01/2027 (a)(d)		3/1/2024	7,400,000	7,476,827	12.4
Trade Receivables Finance
Altriarch Specialty Finance SPV II, LLC, 8%, 12/31/2025 (a)(f)		4/1/2024	7,700,000	7,819,951	13.0
Total Investment in Senior Secured Debt			21,200,000	21,496,000	35.7

Subordinated Debt
Direct Lending
Chicago Atlantic Manager, LLC, 12.75%, 5/31/2027 (a)			2,000,000	2,016,024	3.3
Trade Receivables Finance
PFF LLC
1/9/2027 12.00% (a)		1/9/2024	25,000	25,730	0
2/22/2027 12.00% (a)		2/22/2024	1,000,000	1,029,180	1.7
3/1/2027 12.00% (a)		3/1/2024	300,000	308,754	0.5
3/15/2027 12.00% (a)		3/15/2024	200,000	205,836	0.2
Total Investment in Subordinated Debt			3,525,000	3,585,524	5.7

Total Investment in Credit Facilities				25,081,524	41.4

INVESTMENTS IN LOAN PARTICIPATION - 9.5%
Preferred Equity
Real Estate Debt
Revere Specialty the Hill, 16%, 7/30/2024 (a)(e)			1,800,000	1,801,573	3.0
Total Preferred Equity			1,800,000	1,801,573	3.0

Senior Secured Debt
Real Estate Debt
Revere Specialty Finance NYL, 13.84%, SOFR + 8.50%, 6/20/2025 (a)(d)(e)			2,075,000	2,126,433	3.5
Trade Receivables Finance
CRWD Specialty Finance LLC, 18.00%, 11/30/2024 (a)			1,800,000	1,812,182	3.0
Total Investment in Senior Secured Debt			3,875,000	3,938,615	6.5

Total Investment in Loan Participation				5,740,188	9.5

INVESTMENTS IN PUBLIC SECURITIES - 5.9%
Open-End Funds
Holbrook Structured Income Fund - Class I	287,056		2,815,000	2,818,885	4.7
Total Investment in Open-End Funds			2,815,000	2,818,885	4.7

Closed-End Funds
Carlyle Tactical Private Credit Fund - Class N	88,028		750,000	751,761	1.2
Cliffwater Enhanced Lending Fund - Class I	1,436		15,422	16,069	0
Total Investment in Closed-End Funds			765,422	767,830	1.2

Total Investment in Public Securities				3,586,715	5.9

INVESTMENTS IN MONEY MARKET INSTRUMENTS - 10.8%
First American Treasury Obligations Fund - Class X, 5.21% (g)	6,474,017		6,474,017	6,474,017	10.8
Total Investment in Money Market Instruments			6,474,017	6,474,017	10.8

Total Investments - 101.0% (cost $60,094,439)				$61,048,545	101.0%
Liabilities in Excess of Other Assets - (1.0)%				(851,291)	(1.0)
TOTAL NET ASSETS - 100.0%				$60,197,254	100.0%

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
(a) Value was determined using significant unobservable inputs.
(b) Private investment company does not issue shares or units.
(c) Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(d) Variable rate security. Rate shown is the rate in effect as of period end.
(e) The investment was made through a participation.
(f) The security receives profit sharing.
(g) The rate shown represents the 7-day effective yield as of June 30, 2024.

	Fair Value Measurements at Reporting Date Using:
	Quoted Prices In Active markets for Identical Assets (Level 1)	Significant Other Observable Inupts (Level 2)	Significant Unobservable Inputs (Level 3)	Practical Expedient	Total
Assets:
Partnerships	$-	$-	$-	$16,801,682	$16,801,682
Non-Listed BDCs	-	-	-	3,364,419	3,364,419
Preferred Equity	-	-	1,801,573	-	1,801,573
Senior Secured Debt	-	-	25,434,615	-	25,434,615
Subordinated Debt	-	-	3,585,524	-	3,585,524
Open-End Funds	2,818,885	-	-	-	2,818,885
Closed-End Funds	767,830	-	-	-	767,830
Money Market Instruments	6,474,017	-	-	-	6,474,017
Total Assets:	$10,060,732	-	$30,821,712	$20,166,101	$61,048,545

Refer to the Schedule of Investments for classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the fiscal period ended June 30, 2024:

			Senior Secured Debt	Subordinated Debt	Preferred Equity
March 31, 2024			$6,817,161	$1,523,000	$-
Realized gains (losses)			-	4,721	-
Change in unrealized gains (losses)			317,454	62,524	1,573
Transfers into Level 3			-	-	-
Transfers out of Level 3			-	-	-
Purchases			18,300,000	5,200,000	1,800,000
Sales			-	(3,204,721)	-
March 31, 2024			$25,434,615	$3,585,524	$1,801,573
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at June 30, 2024			$317,454	$62,524	$1,573

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2024:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in Input
Senior Secured Debt	$25,434,615	Market Approach	Acquisition Cost	N/A	N/A	Increase
Subordinated Debt	3,585,524	Market Approach	Acquisition Cost	N/A	N/A	Increase
Preferred Equity	1,801,573	Market Approach	Acquisition Cost	N/A	N/A	Increase

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of June 30, 2024, the Fund had unfunded loan commitments to credit facilities of $0.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of June 30, 2024:

Investment Name		Vehicle Type	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
HFSA LLC		Private LP	$8,153,993	$-	Monthly; except for September, October, November, and December	90 days	N/A	5%
EAJF Leveraged Feeder LP		Private LP	5,572,638	-	Quarterly	60 days	3 years	25%
Oak Institutional Credit Solutions		Private LP	2,539,815	-	Quarterly	90 days	1 year	N/A
Revere Specialty Finance Fund LP		Private LP	520,024	-	Quarterly	60 days	2 years	N/A
ACM Factor Fund Class B		Private LP	15,212	-	24 Months	60 days	2 years	N/A
Monroe Income Plus Corp		Non-listed BDC	1,337,651	-	Quarterly	180 days	1 year	5%
Nuveen Churchhill Private Capital Income Fund - Class I		Non-listed BDC	2,026,768	-	Quarterly	60 days	N/A	5%
		Total	$20,166,101	$-